Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Current Assets -
Cash and Cash Equivalents	$ 5,391	$ 7,514	$ 6,482	$ 3,897
Accounts and Notes Receivable	120,221	113,577
Inventories	243,595	235,464
Income Tax Receivable	5,623
Prepaid and Other Current Assets	5,173	7,815
Total Current Assets	380,003	364,370
Property, Plant and Equipment -	2,072,776	1,962,215
Less: Accumulated Depreciation	(817,465)	(740,396)
Property, Plant and Equipment, net	1,255,311	1,221,819
Notes Receivable	2,672	2,847
Investment in Joint Venture	49,465	47,614
Goodwill and Intangible Assets, net	165,827	211,167
Other Assets	30,357	32,509
Total Assets	1,883,635	1,880,326	1,511,529
Current Liabilities -
Accounts Payable	66,614	77,749
Accrued Liabilities	45,975	46,830
Income Tax Payable		2,952
Current Portion of Long-term Debt	8,000	57,045
Total Current Liabilities	120,589	184,576
Long-term Debt	499,714	455,714
Other Long-term Liabilities	61,122	69,055
Deferred Income Taxes	161,679	160,388
Total Liabilities	843,104	869,733
Total Stockholders’ Equity	1,040,531	1,010,593	831,499	696,170
Liabilities and Stockholders' Equity, Total	1,883,635	1,880,326
Eliminations [Member]
Current Assets -
Income Tax Receivable	(1,108)	(720)
Total Current Assets	(1,108)	(720)
Deferred Income Taxes	(3,375)
Investments in Subsidiaries and Receivables from Affiliates	(6,615,286)	(5,932,276)
Total Assets	(6,619,769)	(5,932,996)
Current Liabilities -
Income Tax Payable	(1,108)
Total Current Liabilities	(1,108)
Payables to Affiliates	(4,572,113)	(4,088,862)
Deferred Income Taxes	(3,375)
Total Liabilities	(4,576,596)	(4,089,582)
Total Stockholders’ Equity	(2,043,173)	(1,843,414)
Liabilities and Stockholders' Equity, Total	(6,619,769)	(5,932,996)
Parent [Member]
Current Assets -
Cash and Cash Equivalents	3,507	3,644	$ 6,482	2,950
Accounts and Notes Receivable	324	444
Prepaid and Other Current Assets	1,365	4,692
Total Current Assets	5,196	8,780
Property, Plant and Equipment -	2,612	2,612
Less: Accumulated Depreciation	(814)	(701)
Property, Plant and Equipment, net	1,798	1,911
Deferred Income Taxes	3,375
Investment in Joint Venture	33	14
Investments in Subsidiaries and Receivables from Affiliates	4,085,806	3,376,796
Other Assets	5,557	6,071
Total Assets	4,101,765	3,753,572
Current Liabilities -
Accounts Payable	6,968	10,460
Accrued Liabilities	15,708	18,984
Income Tax Payable	1,108	3,672
Current Portion of Long-term Debt	8,000	57,045
Total Current Liabilities	31,784	90,161
Long-term Debt	499,714	455,714
Other Long-term Liabilities	256	321
Payables to Affiliates	2,529,480	2,195,480
Deferred Income Taxes		1,303
Total Liabilities	3,061,234	2,742,979
Total Stockholders’ Equity	1,040,531	1,010,593
Liabilities and Stockholders' Equity, Total	4,101,765	3,753,572
Guarantor Subsidiaries [Member]
Current Assets -
Cash and Cash Equivalents	1,884	3,870		$ 947
Accounts and Notes Receivable	119,897	113,133
Inventories	243,595	235,464
Income Tax Receivable	6,731	720
Prepaid and Other Current Assets	3,808	3,123
Total Current Assets	375,915	356,310
Property, Plant and Equipment -	2,070,164	1,959,603
Less: Accumulated Depreciation	(816,651)	(739,695)
Property, Plant and Equipment, net	1,253,513	1,219,908
Notes Receivable	2,672	2,847
Investment in Joint Venture	49,432	47,600
Investments in Subsidiaries and Receivables from Affiliates	2,529,480	2,195,480
Goodwill and Intangible Assets, net	165,827	211,167
Other Assets	24,800	26,438
Total Assets	4,401,639	4,059,750
Current Liabilities -
Accounts Payable	59,646	67,289
Accrued Liabilities	30,267	27,846
Total Current Liabilities	89,913	95,135
Other Long-term Liabilities	60,866	68,734
Payables to Affiliates	2,042,633	1,893,382
Deferred Income Taxes	165,054	159,085
Total Liabilities	2,358,466	2,216,336
Total Stockholders’ Equity	2,043,173	1,843,414
Liabilities and Stockholders' Equity, Total	$ 4,401,639	$ 4,059,750